OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


            Pioneer International Value VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO--CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer International Value VCT Portfolio

   Portfolio and Performance Update                                            2

   Portfolio Management Discussion                                             3

   Schedule of Investments                                                     4

   Financial Statements                                                        8

   Notes to Financial Statements                                              12

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO       PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

SECTOR DISTRIBUTION
(As a percentage of total equity holdings)

Financials                             22.5%
Energy                                 12.3%
Consumer Staples                       11.5%
Health Care                            11.1%
Consumer Discretionary                  9.8%
Telecommunication Services              9.1%
Informational Technology                7.7%
Industrials                             7.0%
Materials                               5.3%
Utilities                               3.7%

[CHART]

GEOGRAPHICAL DISTRIBUTION
(As a percentage of equity holdings)

United Kingdom                         34.3%
Japan                                  14.7%
France                                 11.6%
Switzerland                            10.1%
Germany                                 8.1%
Netherlands                             2.9%
Australia                               2.9%
Spain                                   2.5%
Italy                                   2.5%
South Korea                             2.3%
Finland                                 2.2%
Hong Kong                               1.0%
Other (individually less than 1%)       4.9%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Vodafone Group Plc                3.98%
   2. Shell Transport & Trading Co.     3.98%
   3. BNP Paribas SA                    2.61%
   4. Nestle SA (Registered Shares)     2.39%
   5. HSBC Holdings Plc                 2.36%

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II

                                                          6/30/03        5/1/03
Net Asset Value per Share                                 $  8.21        $ 7.76

DISTRIBUTIONS PER SHARE                                SHORT-TERM      LONG-TERM
(5/1/03 - 6/30/03)                      DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                                        $ 0.0602       $     -         $     -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II

The following chart shows the change in value of an investment made in PIONEER INTERNATIONAL VALUE VCT PORTFOLIO at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free (ACWF) ex. U.S. Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                PIONEER INTERNATIONAL VALUE      MSCI AC
                VCT PORTFOLIO                    WLD FR USA+
3/31/1995               $ 10,000                  $ 10,000
                        $ 10,945                  $ 10,960
                        $ 11,819                  $ 11,691
6/30/1997               $ 12,227                  $ 11,929
                        $ 11,012                  $ 13,655
6/30/1999               $ 15,859                  $ 17,877
                        $ 12,260                  $ 15,177
6/30/2001               $  9,325                  $ 12,218
                        $  8,064                  $ 10,425
6/30/2003               $  8,729                  $ 11,585

+ Index comparison begins on 2/28/95. The MSCI ACWF ex. U.S. Index is composed of 46 markets - 21 developed countries and 25 emerging countries. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

CUMULATIVE TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                   -1.63%
5 Years                         -5.66%
1 Year                          -6.94%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 5/1/03 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.
* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO       PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

The easing of geopolitical tensions and lower interest rates set the stage for a strong comeback in international stocks during the six months ended June 30, 2003. However, a strong euro is presenting mixed opportunities for investors. In the following interview, Stefano Pregnolato, who is responsible for the Portfolio's day-to-day management, discusses how the Portfolio responded to this complex environment and his outlook for the balance of the fiscal year.

Q: WAS THE SIX MONTHS ENDED JUNE 30, 2003 A FAVORABLE PERIOD FOR THE PORTFOLIO?

A: Definitely. With the discussions about Iraq turning from war to reconstruction, months of uncertainty dissipated. Investors seemed to breathe a collective sigh of relief and redirected their attention to the financial markets and prospects for economic recovery. Understandably, the downtrodden and more cyclical stocks that were most undervalued led the rally - regardless of quality. While the Portfolio is diversified across both cyclical and defensive stocks to best position it for growth in up and down markets, its emphasis on high-quality companies limited its participation in the spring rally. In addition, a handful of Japanese holdings and insurance stocks on the whole turned in disappointing returns.

   For the six months ended June 30, 2003, the Portfolio's Class II returned 8.25% at net asset value. The Morgan Stanley Capital International (MSCI) All Country World Free Index excluding the United States posted a return of 11.10% for the same period.

Q: HOW IS THE EURO'S STRONG APPRECIATION AFFECTING THE HOLDINGS IN THE
   PORTFOLIO?

A: Falling global stock prices and lower demand for the U.S. dollar triggered the stronger euro, which has been enjoying a safe-haven status along with the Swiss franc since November 2002. The euro's climb has brought mixed fortunes for your Portfolio. As the Portfolio's gains or losses in the more expensive euro currency are converted back into a weaker U.S. dollar, the dollar-based returns become more favorable. On the downside, Europe's export-fueled economy is losing its pricing edge over foreign competitors, ultimately lowering profits for continental Europe's businesses.

   The weaker U.S. dollar has favorably impacted emerging markets and your Portfolio's investments there. Since these markets tend to be heavily reliant on exports, a weaker dollar has made it easier for them to compete.

Q: ON JUNE 5, 2003 THE EUROPEAN CENTRAL BANK REDUCED ITS BENCHMARK INTEREST
   RATES BY HALF A PERCENTAGE POINT. WILL THE CUT BE BENEFICIAL FOR THE
   PORTFOLIO?

A: We think the reduction is positive for the Portfolio, because lower interest rates can help stimulate the economies in the 12 continental European countries constituting the euro zone. Many financial observers believe that Europe's sluggish growth is suppressing recovery in the United States, which many are hoping will help jump start a bona fide recovery. It stands to reason, given the increasing interdependency of the world's economies, that any improvement in Europe's economic health will spill over into the global economy.

Q: IS THE UNITED KINGDOM OFFERING ATTRACTIVE INVESTMENT OPPORTUNITIES AT THIS
   TIME?

A: We think so. Britain's economy is currently much stronger than that of Germany and France, and the British pound has appreciated less sharply than the euro. British American Tobacco and Compass Group, a catering company, have performed quite well in the slower-growth environment.

Q: HAVE PROSPECTS FOR JAPAN IMPROVED?

A: No. While we are somewhat skeptical about Japan's ability to wrest itself from a multi-year recession and a banking crisis, we believe companies that derive their profits from domestic businesses are in a better position to increase revenues than export-driven businesses.

Q: WHAT FACTORS WOULD CONVINCE YOU THAT A BONA FIDE RECOVERY IS UNDER WAY?

A: First, we would like to see improvement in corporate earnings. The business sector, which contributed to the recession by drastically cutting spending, will be key to jump starting a full-fledged recovery. Secondly, an economic recovery in the United States would help other economies to grow. Finally, additional interest rate cuts in Europe would be very positive.

   Given the positive developments this spring, we believe it is prudent to begin positioning for such a recovery - selectively adding less defensive, more cyclical stocks, whose performance is tied to economic growth. Once investors regain confidence in the future, those and other holdings in the Portfolio will be well positioned to appreciate as earnings growth and market sentiment improve.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO       PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

   SHARES                                                                  VALUE
           PREFERRED STOCKS - 0.9%
           AUTOMOBILES & COMPONENTS - 0.3%
           AUTOMOBILE MANUFACTURERS - 0.3%
      155  Porsche AG Designs                                       $     65,010
                                                                    ------------
           TOTAL AUTOMOBILES & COMPONENTS                           $     65,010
                                                                    ------------

           MEDIA - 0.6%
           PUBLISHING - 0.6%
   18,426  News Corp., Ltd.                                         $    113,700
                                                                    ------------
           TOTAL MEDIA                                              $    113,700
                                                                    ------------
           TOTAL PREFERRED STOCKS
           (Cost $163,280)                                          $    178,710
                                                                    ------------

           COMMON STOCKS - 98.5%
           ENERGY - 9.7%
           INTEGRATED OIL & GAS - 7.1%
   52,910  BP Amoco Plc                                             $    367,104
   17,300  ENI S.p.A.                                                    262,717
  119,600  Shell Transport & Trading Co.                                 790,773
                                                                    ------------
                                                                    $  1,420,594
                                                                    ------------

           OIL & GAS EXPLORATION & PRODUCTION - 0.9%
  162,000  China Petroleum & Chemical                               $     38,848
   32,000  Tokyo Gas Co., Ltd.*                                           92,111
    4,600  Woodside Petroleum, Ltd.*                                      38,238
                                                                    ------------
                                                                    $    169,197
                                                                    ------------

           OIL & GAS REFINING, MARKETING & TRANSPORTATION - 1.7%
    2,300  Total Fina Elf SA                                        $    348,218
                                                                    ------------
           TOTAL ENERGY                                             $  1,938,009
                                                                    ------------

           MATERIALS - 5.4%
           COMMODITY CHEMICALS - 0.7%
    2,500  BASF India, Ltd.                                         $    106,906
    2,200  Reliance Industries, Ltd.(144A)*                               32,010
                                                                    ------------
                                                                    $    138,916
                                                                    ------------

           CONSTRUCTION MATERIALS - 0.7%
    8,200  CRH Plc                                                  $    129,808
                                                                    ------------

           DIVERSIFIED CHEMICALS - 0.2%
    1,100  LG Chemical, Ltd.*                                       $     44,203
                                                                    ------------

           DIVERSIFIED METALS & MINING - 1.5%
   10,600  Rio Tinto Plc                                            $    200,268
    4,000  Sandvik AB                                                    105,026
                                                                    ------------
                                                                    $    305,294
                                                                    ------------

           PAPER PACKAGING - 0.2%
    6,300  Amcor, Ltd.*                                             $     34,349
                                                                    ------------

           SPECIALTY CHEMICALS - 1.3%
      934  L'Air Liquide SA                                         $    138,721
    3,430  Shin-Etsu Chemical Co., Ltd.                                  117,333
                                                                    ------------
                                                                    $    256,054
                                                                    ------------

           STEEL - 0.8%
   18,302  Broken Hill Proprietary Co., Ltd.                        $    106,176
      500  Pohang Iron & Steel Co.*                                       51,905
                                                                    ------------
                                                                    $    158,081
                                                                    ------------
           TOTAL MATERIALS                                          $  1,066,705
                                                                    ------------

           CAPITAL GOODS - 4.3%
           AEROSPACE & DEFENSE - 0.9%
   14,400  Smith Industries                                         $    167,332
                                                                    ------------

           CONSTRUCTION & ENGINEERING - 1.8%
    6,000  Compagnie de Saint Gobain                                $    236,556
    3,941  Grupo Dragados SA                                              79,480
   41,000  Singapore Technologies Engineering*                            40,517
                                                                    ------------
                                                                    $    356,553
                                                                    ------------

           ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
    3,800  Pioneer Corp.*                                           $     85,603
    2,000  Fanuc, Ltd.                                                    99,287
                                                                    ------------
                                                                    $    184,890
                                                                    ------------

           INDUSTRIAL MACHINERY - 0.8%
   20,710  Scottish Power Plc                                       $    123,922
   41,000  Singapore Telecommunications, Ltd.*                            35,161
                                                                    ------------
                                                                    $    159,083
                                                                    ------------
           TOTAL CAPITAL GOODS                                      $    867,858
                                                                    ------------

           COMMERCIAL SERVICES & SUPPLIES - 2.6%
           COMMERCIAL PRINTING - 0.4%
    6,900  Dai Nippon Printing Co., Ltd.                            $     73,113
                                                                    ------------

           DIVERSIFIED COMMERCIAL SERVICES - 0.9%
   62,270  Hays Plc                                                 $     99,327
    4,800  TNT Post Group NV                                              83,495
                                                                    ------------
                                                                    $    182,822
                                                                    ------------

           OFFICE SERVICES & SUPPLIES - 1.3%
    3,500  Canon, Inc.                                              $    160,903
    6,000  Ricoh Co.*                                                     98,219
                                                                    ------------
                                                                    $    259,122
                                                                    ------------
           TOTAL COMMERCIAL SERVICES & SUPPLIES                     $    515,057
                                                                    ------------

           TRANSPORTATION - 0.7%
           RAILROADS - 0.7%
       30  East Japan Railway Co.                                   $    133,662
                                                                    ------------
           TOTAL TRANSPORTATION                                     $    133,662
                                                                    ------------

           AUTOMOBILES & COMPONENTS - 4.6%
           AUTO PARTS & EQUIPMENT - 0.4%
    3,840  Continental AG*                                          $     80,535
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                                  VALUE
           AUTOMOBILE MANUFACTURERS - 3.5%
    3,100  Bayerische Motoren Werke AG                              $    119,296
    4,400  Honda Motor Co., Ltd.                                         167,035
    4,860  Hyundai Motor Co., Ltd.*                                       62,861
    2,320  PSA Peugeot Citroen                                           112,901
    9,500  Toyota Motor Co.*                                             246,506
                                                                    ------------
                                                                    $    708,599
                                                                    ------------

           TIRES & RUBBER - 0.7%
   10,000  Bridgestone Corp.                                        $    135,998
                                                                    ------------
           TOTAL AUTOMOBILES & COMPONENTS                           $    925,132
                                                                    ------------

           CONSUMER DURABLES & APPAREL - 0.9%
           HOUSEWARES & SPECIALTIES - 0.5%
    3,300  Sony Corp.                                               $     93,062
                                                                    ------------

           PHOTOGRAPHIC PRODUCTS - 0.4%
    3,000  Fuji Photo Film Co., Ltd.*                               $     86,855
                                                                    ------------
           TOTAL CONSUMER DURABLES & APPAREL                        $    179,917
                                                                    ------------

           HOTELS, RESTAURANTS & LEISURE - 0.8%
           RESTAURANTS - 0.8%
   30,740  Compass Group Plc                                        $    165,646
                                                                    ------------
           TOTAL HOTELS, RESTAURANTS & LEISURE                      $    165,646
                                                                    ------------

           MEDIA - 3.1%
           ADVERTISING - 0.5%
    4,000  Publicis SA                                              $    107,544
                                                                    ------------

           BROADCASTING & CABLE TV - 0.5%
    3,020  Societe Television Francaise 1*                          $     93,113
                                                                    ------------

           MOVIES & ENTERTAINMENT - 0.5%
   11,330  Pearson Plc                                              $    106,109
                                                                    ------------

           PUBLISHING - 1.6%
   30,500  Reed Elsevier Plc                                        $    253,840
    4,900  Wolters Kluwer NV*                                             59,191
                                                                    ------------
                                                                    $    313,031
                                                                    ------------
           TOTAL MEDIA                                              $    619,797
                                                                    ------------

           RETAILING - 1.0%
           HOME IMPROVEMENT RETAIL - 1.0%
   18,000  Wolseley                                                 $    199,346
                                                                    ------------
           TOTAL RETAILING                                          $    199,346
                                                                    ------------

           FOOD & DRUG RETAILING - 7.4%
           FOOD DISTRIBUTORS - 0.5%
   11,000  Ajinomoto Co., Inc.                                      $    105,544
                                                                    ------------

           FOOD RETAIL - 6.9%
    2,300  Carrefour Supermarch                                     $    112,933
      590  Groupe Danone                                                  81,791
    3,000  Ito-Yokado Co., Ltd.*                                          71,962
    2,300  Nestle SA (Registered Shares)                                 475,498
   15,600  Tomkins Plc*                                                   58,534
  107,300  Tesco Plc                                                     388,866
    3,422  Unilever NV                                                   183,929
                                                                    ------------
                                                                    $  1,373,513
                                                                    ------------
           TOTAL FOOD & DRUG RETAILING                              $  1,479,057
                                                                    ------------

           FOOD, BEVERAGE & TOBACCO - 3.7%
           DISTILLERS & VINTNERS - 1.8%
   25,000  Diageo Plc                                               $    267,572
   10,000  Foster's Group, Ltd.                                           28,268
   10,000  Kirin Brewery Co., Ltd.                                        70,418
                                                                    ------------
                                                                    $    366,258
                                                                    ------------

           SOFT DRINKS - 0.2%
   11,200  Coca-Cola Amatil, Ltd.*                                  $     42,941
                                                                    ------------

           TOBACCO - 1.7%
   29,820  British American Tobacco Plc                             $    337,151
                                                                    ------------
           TOTAL FOOD, BEVERAGE & TOBACCO                           $    746,350
                                                                    ------------

           HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
           HOUSEHOLD PRODUCTS - 0.2%
    2,400  Kao Corp.                                                $     44,754
                                                                    ------------

           PERSONAL PRODUCTS - 0.5%
    1,450  L'Oreal SA                                               $    102,425
                                                                    ------------
           TOTAL HOUSEHOLD & PERSONAL PRODUCTS                      $    147,179
                                                                    ------------

           PHARMACEUTICALS & BIOTECHNOLOGY - 11.4%
           BIOTECHNOLOGY - 0.4%
   12,540  Celltech Chiroscience Plc*                               $     72,496
                                                                    ------------

           PHARMACEUTICALS - 11.0%
      900  Altana AG                                                $     56,937
    6,782  AstraZeneca Plc                                               272,411
    4,617  Aventis SA                                                    254,480
   18,690  GlaxoSmithKline Plc                                           375,667
   11,800  Novartis                                                      467,828
    4,628  Roche Holdings AG                                             363,715
    4,870  Schering AG                                                   238,002
    2,000  Takeda Chemical Industries                                     73,923
    3,900  Yamanouchi Pharmaceutical Co., Ltd.*                          101,848
                                                                    ------------
                                                                    $  2,204,811
                                                                    ------------
           TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                    $  2,277,307
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                                  VALUE
           BANKS - 13.0%
           DIVERSIFIED BANKS - 13.0%
    7,800  Australia & New Zealand
           Banking Group, Ltd.*                                     $     97,466
   16,000  Banco Popular Espanol SA                                      168,426
   51,625  Barclays Plc                                                  381,868
   10,200  BNP Paribas SA                                                519,256
    4,530  CS Group                                                      119,453
    7,575  Development Bank of Singapore, Ltd.                            44,312
    6,300  Hang Seng Bank*                                                66,650
   39,600  HSBC Holdings Plc                                             468,017
       18  Mitsubishi Tokyo Financial Group, Inc.                         81,549
   14,920  Royal Bank of Scotland Group Plc                              417,529
    2,900  State Bank of India (G.D.R.)                                   59,479
    8,400  United Overseas Bank*                                          59,157
   10,100  Westpac Banking Corp.                                         110,202
                                                                    ------------
           TOTAL BANKS                                              $  2,593,364
                                                                    ------------

           DIVERSIFIED FINANCIALS - 8.1%
           DIVERSIFIED FINANCIALS - 0.4%
       36  Sumitomo Mitsui Financial Group,Inc.                     $     78,695
                                                                    ------------

           DIVERSIFIED FINANCIAL SERVICES - 7.7%
   14,396  Collins Stewart Tullett Plc*                             $     98,991
    3,180  Deutsche Bank AG                                              206,592
    4,900  Deutsche Boerse AG                                            259,199
    9,500  ING Groep NV                                                  165,360
    9,000  Nomura Securites Co., Ltd.                                    114,438
    1,919  Societe Generale                                              121,866
    2,300  Swiss Re                                                      127,679
    8,100  UBS AG                                                        451,448
                                                                    ------------
                                                                    $  1,545,573
                                                                    ------------
           TOTAL DIVERSIFIED FINANCIALS                             $  1,624,268
                                                                    ------------

           INSURANCE - 1.0%
           LIFE & HEALTH INSURANCE - 0.4%
    8,090  Aegon NV                                                 $     81,158
                                                                    ------------

           PROPERTY & CASUALTY INSURANCE - 0.6%
       16  Millea Holdings Inc.*                                    $    122,548
                                                                    ------------
           TOTAL INSURANCE                                          $    203,706
                                                                    ------------

           REAL ESTATE - 0.2%
           REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
    9,000  Sun Hungkai Property                                     $     45,472
                                                                    ------------
           TOTAL REAL ESTATE                                        $     45,472
                                                                    ------------

           TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
           COMMUNICATIONS EQUIPMENT - 2.8%
   26,331  Nokia Oyj                                                $    434,394
   10,856  Hellenic Telecom Organization                                 128,390
                                                                    ------------
                                                                    $    562,784
                                                                    ------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
   25,210  Electrocomponents Plc                                    $    135,431
    1,500  Hoya Corp.                                                    103,500
    1,100  LG Electronics Inc.*                                           45,860
      400  Samsung Display Devices                                        30,306
    6,390  Siemens AG                                                    313,536
                                                                    ------------
                                                                    $    628,633
                                                                    ------------

           TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
      300  Keyence Corp.                                            $     55,067
                                                                    ------------
           TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                    $  1,246,484
                                                                    ------------

           SEMICONDUCTORS - 1.3%
    9,000  Hon Hai Precision Industry                               $     32,682
      600  Rohm Co., Ltd.*                                                65,529
      350  Samsung Electronics                                           104,018
    6,200  Siliconware Precision Industries Co. (A.D.R.)*                 19,840
   31,872  Taiwan Semiconductor Manufacturing Co.*                        52,567
                                                                    ------------
           TOTAL SEMICONDUCTORS                                     $    274,636
                                                                    ------------

           TELECOMMUNICATION SERVICES - 9.1%
           INTEGRATED TELECOMMUNICATION SERVICES - 4.5%
   14,900  British Sky Broadcasting Plc*                            $    164,522
    2,400  KT Corp.*                                                      47,304
       35  Nippon Telegraph & Telephone Corp.                            137,541
   18,850  Portugal Telecom SGPS, SA                                     135,321
   32,540  Telecom Italia Mobile S.p.A.                                  161,348
    8,630  Telecom Italia S.p.A.                                          78,534
   15,030  Telefonica SA*                                                174,815
                                                                    ------------
                                                                    $    899,385
                                                                    ------------

           WIRELESS TELECOMMUNICATION SERVICES - 4.6%
    2,600  China Mobile (Hong Kong) Ltd. (A.D.R.)                   $     30,602
    4,000  Hutchinson Whampoa, Ltd.*                                      24,365
    3,600  SK Telecom Co., Ltd.*                                          67,896
  405,741  Vodafone Group Plc                                            791,391
                                                                    ------------
                                                                    $    914,254
                                                                    ------------
           TOTAL TELECOMMUNICATION SERVICES                         $  1,813,639
                                                                    ------------

           UTILITIES - 3.1%
           ELECTRIC UTILITIES - 2.8%
    5,400  Chubu Electric Power Co., Inc.*                          $     98,669
   12,500  CLP Holdings Ltd.*                                             54,660
    3,333  E.On AG                                                       170,863
   34,000  Huaneng Power International*                                   38,804
    4,700  Iberdrola SA                                                   81,539
   16,100  National Grid Plc                                             109,244
                                                                    ------------
                                                                    $    553,779
                                                                    ------------

           WATER UTILITIES - 0.3%
    3,370  Veolia Environment                                       $     69,393
                                                                    ------------
           TOTAL UTILITIES                                          $    623,172
                                                                    ------------
           TOTAL COMMON STOCKS
           (Cost $18,892,910)                                       $ 19,685,763
                                                                    ============

           TEMPORARY CASH INVESTMENT - 0.6%

   The accompanying notes are an integral part of these financial statements.

PRINCIPAL
   AMOUNT                                                                  VALUE
           SECURITY LENDING COLLATERAL - 0.6%
$ 112,350  Securities Lending Investment Fund, 1.21%                $    112,350
                                                                    ------------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $112,350)                                          $    112,350
                                                                    ------------
           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $19,168,540)(a)                                    $ 19,976,823
                                                                    ============

*    Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2003, the value of these securities amounted to $32,010 or 0.2% of total net assets.
(a) Distributions of investments by country of issue, as a percentage of total equity holdings, is as follows

     United Kingdom                                   34.3%
     Japan                                            14.7
     France                                           11.6
     Switzerland                                      10.1
     Germany                                           8.1
     Netherlands                                       2.9
     Australia                                         2.9
     Spain                                             2.5
     Italy                                             2.5
     South Korea                                       2.3
     Finland                                           2.2
     Hong Kong                                         1.0
     Other (individually less than 1%)                 4.9
                                                     -----
                                                     100.0%
                                                     =====

   The accompanying notes are an integral part of these financial statements.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO       PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                       5/1/03
                                                                          TO
                                                                       6/30/03
CLASS II (a)                                                         (UNAUDITED)
Net asset value, beginning of period                                $       7.76
                                                                    ------------
Increase (decrease) from investment operations:
  Net investment income                                             $       0.06
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                           0.45
                                                                    ------------
    Net increase (decrease) from investment operations              $       0.51
Distributions to shareowners:
  Net investment income                                                    (0.06)
  Net realized gain                                                            -
                                                                    ------------
Net increase (decrease) in net asset value                          $       0.45
                                                                    ------------
Net asset value, end of period                                      $       8.21
                                                                    ============
Total return*                                                               8.25%
Ratio of net expenses to average net assets+                                2.54%**
Ratio of net investment income to average net assets+                      (1.32)%**
Portfolio turnover rate                                                      140%**
Net assets, end of period (in thousands)                            $         31
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                              2.54%**
  Net investment income (loss)                                             (1.32)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                              2.54%**
  Net investment income                                                    (1.32)%**

(a)  Class II shares were first publicly offered May 1, 2003
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO       PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                      PIONEER
                                                                   INTERNATIONAL
                                                                       VALUE
                                                                   VCT PORTFOLIO
ASSETS:
  Investment in securities, at value, (including securities
    loaned of $106,762) (cost $19,168,540)                         $  19,976,823
  Cash                                                                   961,426
  Cash held as collateral for furtures contracts                         111,323
  Foreign currencies, at value                                                 -
  Receivables -
    Investment securities sold                                           229,982
    Fund shares sold                                                         371
    Variation margin                                                           -
    Dividends, interest and foreign taxes withheld                        95,922
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts,
      open-net                                                                 -
    Due from Pioneer Investment Management, Inc.                               -
  Other                                                                      359
                                                                   -------------
       Total assets                                                $  21,376,206
                                                                   -------------

LIABILITIES:
  Payables -
    Investment securities purchased                                $   1,190,332
    Fund shares repurchased                                               10,736
    Dividends                                                                  -
    Upon return of securities loaned                                     112,350
    Variation margin                                                           -
    Forward foreign currency settlement contracts, net                     1,795
    Forward foreign currency portfolio hedge contracts, net                    -
  Due to bank                                                                  -
  Due to affiliates                                                       21,490
  Accrued expenses                                                        25,466
  Other                                                                    6,311
                                                                   -------------
       Total liabilities                                           $   1,368,480
                                                                   -------------

NET ASSETS:
  Paid-in capital                                                  $  36,366,366
  Accumulated net investment income (loss)                               161,718
  Accumulated undistributed net realized gain (loss)                 (17,348,667)
  Net unrealized gain (loss) on:
    Investments                                                          808,283
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                   20,026
                                                                   -------------
       Total net assets                                            $  20,007,726
                                                                   -------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                       $  19,976,530
  Shares outstanding                                                   2,430,707
                                                                   -------------
  Net asset value per share                                        $        8.22
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                       $      31,196
  Shares outstanding                                                       3,799
                                                                   -------------
  Net asset value per share                                        $        8.21

   The accompanying notes are an integral part of these financial statements.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO       PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                      PIONEER
                                                                INTERNATIONAL VALUE
                                                                   VCT PORTFOLIO

                                                                    SIX MONTHS
                                                                       ENDED
                                                                      6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $53,771)             $     316,108
  Interest (net of foreign taxes withheld of $149)                         1,646
  Income on securities loaned, net                                         5,232
  Other                                                                        -
                                                                   -------------
      Total investment income                                      $     322,986
                                                                   -------------

EXPENSES:
  Management fees                                                  $      98,439
  Transfer agent fees                                                        672
  Distribution fees (Class II)                                                 -
  Administrative fees                                                     18,596
  Custodian fees                                                          17,602
  Professional fees                                                       13,194
  Printing                                                                 7,125
  Fees and expenses of nonaffiliated trustees                                134
  Miscellaneous                                                            4,905
                                                                   -------------
    Total expenses                                                 $     160,667
    Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                   -
    Less fees paid indirectly                                                  -
                                                                   -------------
    Net expenses                                                   $     160,667
                                                                   -------------
      Net investment income (loss)                                 $     162,319
                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                    $  (1,186,441)
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                  (24,771)
                                                                   -------------
                                                                   $  (1,211,212)
                                                                   -------------

  Change in net unrealized gain or loss from:
    Investments                                                    $   2,213,647
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                   11,609
                                                                   -------------
                                                                   $   2,225,256
                                                                   -------------
  Net gain (loss) on investments, futures contracts
    and foreign currency transactions                              $   1,014,044
                                                                   =============
  Net increase (decrease) in net assets resulting
    from operations                                                $   1,176,363
                                                                   =============

   The accompanying notes are an integral part of these financial statements.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO       PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              PIONEER
                                                                           INTERNATIONAL
                                                                        VALUE VCT PORTFOLIO

                                                                    SIX MONTHS
                                                                       ENDED           YEAR
                                                                      6/30/03          ENDED
                                                                    (UNAUDITED)      12/31/02
FROM OPERATIONS:
Net investment income (loss)                                       $     162,319   $     169,644
Net realized gain (loss) on investments                               (1,211,212)     (6,311,159)
Change in net unrealized gain or loss
  on investments, futures contracts and
  foreign currency transactions                                        2,225,256       2,383,686
                                                                   -------------   -------------
    Net increase (decrease) in net assets
      resulting from operations                                    $   1,176,363   $  (3,757,829)
                                                                   -------------   -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                          $    (146,246)  $     (43,705)
  Class II                                                                    (4)              -
Net realized gain
  Class I                                                                      -               -
  Class II                                                                     -               -
Tax return of capital
  Class I                                                                      -               -
  Class II                                                                     -               -
                                                                   -------------   -------------
    Total distributions to shareowners                             $    (146,250)  $     (43,705)
                                                                   -------------   -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $   3,114,377   $   6,017,712
Reinvestment of distributions                                            146,247          43,705
Cost of shares repurchased                                            (5,554,332)    (13,071,764)
                                                                   -------------   -------------
    Net increase (decrease) in net assets
      resulting from fund share transactions                       $  (2,293,708)  $  (7,010,347)
                                                                   -------------   -------------
    Net increase (decrease) in net assets                          $  (1,263,595)  $ (10,811,881)
                                                                   -------------   -------------

NET ASSETS:
Beginning of period                                                $  21,271,321   $  32,083,202
                                                                   -------------   -------------
End of period                                                      $  20,007,726   $  21,271,321
                                                                   =============   =============
Accumulated undistributed/(distributions in
  excess of) net investment income (loss)                          $     161,718   $     145,649
                                                                   =============   =============

   The accompanying notes are an integral part of these financial statements.

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
     (Real Estate Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)
   Pioneer Value VCT Portfolio
     (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of International Value Portfolio is to seek long term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   International Value Portfolios' investments in emerging markets or countries with limited or developing markets may subject the Portfolios to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in certain foreign countries, such as India, and the Portfolio may be unable to sell portfolio securities until the registration process is completed.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see note 8).

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2003, the no such taxes were paid.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. Any estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. Any estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2003, the Portfolio had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, International Value VCT Portfolio had a capital loss carryforward of $14,831,969, which will expire between 2007 and 2010 if not utilized.

   The Portfolio elected to defer $1,289,601 in capital losses and $399 in currency losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                                      PIONEER
                                                                INTERNATIONAL VALUE
                                                                   VCT PORTFOLIO
                                                                       2002
-----------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                                                    $      43,705
Long-Term capital gain                                                         -
                                                                   -------------
                                                                   $      43,705
Return of Capital                                                              -
                                                                   -------------
  Total distributions                                              $      43,705
                                                                   -------------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income                                      $     146,048
Undistributed long-term gain                                                   -
Unrealized appreciation/(depreciation)                                (1,412,832)
                                                                   -------------
  Total                                                            $  (1,266,784)
                                                                   =============

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITY LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 1.00% of the Portfolios' average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $21,490 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $0 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $0 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                              GROSS                 GROSS                  NET APPRECIATION/
                                     TAX COST              APPRECIATION          DEPRECIATION               (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
International Value Portfolio      $ 19,184,426            $  1,435,505          $   (643,108)               $    792,397

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $13,428,329 and $16,093,870, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            '03 SHARES     '03 AMOUNT     '02 SHARES     '02 AMOUNT
------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO
CLASS I:
Shares sold                                     71,290   $  3,083,035        682,924   $  6,017,712
Reinvestment of distributions                   17,452        146,247          4,961         43,705
Shares repurchased                            (387,687)    (5,554,332)    (1,522,353)   (13,071,764)
                                            -------------------------------------------------------
  Net increase (decrease)                     (298,945)  $ (2,325,050)      (834,468)  $ (7,010,347)
                                            =======================================================
CLASS II:
Shares sold                                      3,799   $     31,342              -   $          -
Reinvestment of distributions                        -              -              -              -
Shares repurchased                                   -              -              -              -
                                            -------------------------------------------------------
  Net increase (decrease)                        3,799   $     31,342              -   $          -
                                            =======================================================

8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2003, certain Portfolio had entered into various contracts that obligate the Portfolio to deliver currencies at specified future dates. At the maturity of a contract, the Portfolio must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract. As of June 30, 2003, the Portfolio had no open portfolio hedges.

Outstanding forward currency settlement contracts were as follows:

                                                                                       NET RECEIVABLE/
PORTFOLIO                               GROSS RECEIVABLE          GROSS PAYABLE          (PAYABLE)
---------------------------------------------------------------------------------------------------------
International Value Portfolio             $    863,361             $   865,156          $   (1,795)

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   13973-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.